ACQUISITION OF GATOS SILVER, INC. - Disclosure of Allocation of the Purchase Consideration (Details) (Parentheticals) - Gatos Silver, Inc. [Member]	Jan. 16, 2025 Share $ / shares
Consideration Shares issued to Gatos shareholders [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | Share	177,433,006
Fair value of shares issued per share | $ / shares	$ 5.68
DSUs and RSUs of Gatos converted to First Majestic common shares [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | Share	2,207,762
Fair value of shares issued per share | $ / shares	$ 5.68
Options of Gatos converted to First Majestic Options [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | Share	8,242,244
Fair value of option converted per option | $ / shares	$ 3.51